8. TRADE AND OTHER ACCOUNTS RECEIVABLES, NET (Details 4) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
UNSECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	$ 188,164,850	$ 184,956,979
Amount renegotiated portfolio gross	0	0
SECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	0	0
Amount renegotiated portfolio gross	0	0
Total amount gross portfolio	188,164,850	184,956,979
Current
UNSECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	157,287,254	145,210,066
Amount renegotiated portfolio gross	0	0
SECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	0	0
Amount renegotiated portfolio gross	0	0
Total amount gross portfolio	157,287,254	145,210,066
1 to 30 days
UNSECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	19,541,545	17,440,102
Amount renegotiated portfolio gross	0	0
SECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	0	0
Amount renegotiated portfolio gross	0	0
Total amount gross portfolio	19,541,545	17,440,102
31 to 60 days
UNSECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	5,555,253	5,740,310
Amount renegotiated portfolio gross	0	0
SECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	0	0
Amount renegotiated portfolio gross	0	0
Total amount gross portfolio	5,555,253	5,740,310
61 to 90 days
UNSECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	2,596,562	2,704,676
Amount renegotiated portfolio gross	0	0
SECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	0	0
Amount renegotiated portfolio gross	0	0
Total amount gross portfolio	2,596,562	2,704,676
91 to 120 days
UNSECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	727,503	2,485,728
Amount renegotiated portfolio gross	0	0
SECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	0	0
Amount renegotiated portfolio gross	0	0
Total amount gross portfolio	727,503	2,485,728
121 to 150 days
UNSECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	191,479	1,470,984
Amount renegotiated portfolio gross	0	0
SECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	0	0
Amount renegotiated portfolio gross	0	0
Total amount gross portfolio	191,479	1,470,984
151 to 180 days
UNSECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	167,369	1,480,737
Amount renegotiated portfolio gross	0	0
SECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	0	0
Amount renegotiated portfolio gross	0	0
Total amount gross portfolio	167,369	1,480,737
181 to 210 days
UNSECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	99,901	748,157
Amount renegotiated portfolio gross	0	0
SECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	0	0
Amount renegotiated portfolio gross	0	0
Total amount gross portfolio	99,901	748,157
211 to 250 days
UNSECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	66,947	516,856
Amount renegotiated portfolio gross	0	0
SECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	0	0
Amount renegotiated portfolio gross	0	0
Total amount gross portfolio	66,947	516,856
Over 250 days
UNSECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	1,931,037	7,159,363
Amount renegotiated portfolio gross	0	0
SECURITIZED PORTFOLIO
Amount non-renegotiated portfolio gross	0	0
Amount renegotiated portfolio gross	0	0
Total amount gross portfolio	$ 1,931,037	$ 7,159,363